PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Effects of One Percent Change in Health Care Costs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Pension and Other Postretirement Benefits [Abstract]
Effect of 1% increase on total of service and interest cost components in 2015	$ 53
Effect of 1% increase on postretirement benefit obligation as of December 31, 2015	503
Effect of 1% decrease on total of service and interest cost components in 2015	(42)
Effect of 1% decrease on postretirement benefit obligation as of December 31, 2015	$ (416)